Summary of Significant Accounting Policies (Details)			12 Months Ended
	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit protection			$ 500,000				$ 63,695
Protection limit amount	$ 800,000	$ 101,912
Cash uninsured amount			22,790,453		$ 7,406,293		2,903,279
Provision for credit losses			600,834		99,775		76,540	$ 12,710
Deferred IPO cost (in Dollars)					5,587,622
Percentage of employer contributions			5.00%	5.00%
Employee’s monthly contributions amount (in Dollars)			$ 7,100
Operating lease expense			$ 420,000	$ 53,504	$ 388,807	$ 402,063
Tax authority current year of assessment term			6 years	6 years
Investigation extended assessment term			10 years	10 years
Largest amount tax benefit percentage			50.00%	50.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			1				1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7.8499				7.8499
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			87.00%	87.00%	91.00%
Customer Concentration Risk [Member] | One Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			53.10%	53.10%	63.30%	33.90%
Customer Concentration Risk [Member] | Two Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			18.20%	18.20%	15.80%	15.50%
Customer Concentration Risk [Member] | Three Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.30%	14.30%	15.70%	13.20%
Customer Concentration Risk [Member] | One Related-Party Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						19.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			70.40%	70.40%
Vendor One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			66.20%	66.20%	77.70%	73.00%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			29.60%	29.60%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.80%	16.80%	17.40%	17.20%
Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					91.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)			$ 30,000
Employee’s monthly income (in Dollars)			30,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)			$ 1,500